Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	May 13, 2024 USD ($) share $ / shares	Jan. 04, 2024 USD ($) share $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have any program, plan, or obligation that requires us to grant equity awards on specified dates, although the Company’s longstanding practice has been to make annual equity grants in January and May of each year at the regularly scheduled meetings of our Compensation Committee and Board. We believe this allows management, the Compensation Committee and the Board to conduct a fulsome review of all elements of compensation on a consistent basis each year. The Board, with respect to our CEO, and the Compensation Committee, with respect to our remaining NEOs, may also grant equity awards from time to time in recognition of a NEO’s expanded duties and responsibilities or continuing contributions to the Company’s performance.
Neither the Compensation Committee nor the Board takes material nonpublic information into account when determining the timing and terms of grants of equity compensation. Further, we do not have any program, plan or practice to time grant dates of equity compensation awards in coordination with the release of material nonpublic information and have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Pursuant to Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information regarding awards granted to named executive officers of the Company on:
•January 8, 2025, which was two business days before the filing of a Current Report on Form 8-K with which the Company furnished a slide presentation to be used by management at the 43nd Annual J.P. Morgan Healthcare Conference; and
•May 15, 2025, which was one business day before the filing of a Current Report on Form 8-K in which the Company reported the results of the 2025 Annual Meeting.

Grant date	Number of securities underlying the award	Per share exercise price of the award ($)	Grant date fair value of the award ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
					(%)

William H. Lewis	1/8/2025	109,490	65.72	4,500,280	4.88
	5/15/2025	108,380	67.22	4,499,753	0.98

Sara Bonstein	1/8/2025	31,930	65.72	1,312,393	4.88
	5/15/2025	31,610	67.22	1,312,393	0.98

Roger Adsett	1/8/2025	31,930	65.72	1,312,393	4.88
	5/15/2025	31,610	67.22	1,312,393	0.98

Martina Flammer, M.D.	1/8/2025	31,930	65.72	1,312,393	4.88
	5/15/2025	31,610	67.22	1,312,393	0.98

Michael A. Smith	1/8/2025	27,370	65.72	1,124,967	4.88
	5/15/2025	27,100	67.22	1,125,146	0.98

Award Timing Method	Neither the Compensation Committee nor the Board takes material nonpublic information into account when determining the timing and terms of grants of equity compensation. Further, we do not have any program, plan or practice to time grant dates of equity compensation awards in coordination with the release of material nonpublic information and have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We do not have any program, plan, or obligation that requires us to grant equity awards on specified dates, although the Company’s longstanding practice has been to make annual equity grants in January and May of each year at the regularly scheduled meetings of our Compensation Committee and Board. We believe this allows management, the Compensation Committee and the Board to conduct a fulsome review of all elements of compensation on a consistent basis each year. The Board, with respect to our CEO, and the Compensation Committee, with respect to our remaining NEOs, may also grant equity awards from time to time in recognition of a NEO’s expanded duties and responsibilities or continuing contributions to the Company’s performance.
Neither the Compensation Committee nor the Board takes material nonpublic information into account when determining the timing and terms of grants of equity compensation. Further, we do not have any program, plan or practice to time grant dates of equity compensation awards in coordination with the release of material nonpublic information and have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Grant date	Number of securities underlying the award	Per share exercise price of the award ($)	Grant date fair value of the award ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
					(%)

William H. Lewis	1/8/2025	109,490	65.72	4,500,280	4.88
	5/15/2025	108,380	67.22	4,499,753	0.98

Sara Bonstein	1/8/2025	31,930	65.72	1,312,393	4.88
	5/15/2025	31,610	67.22	1,312,393	0.98

Roger Adsett	1/8/2025	31,930	65.72	1,312,393	4.88
	5/15/2025	31,610	67.22	1,312,393	0.98

Martina Flammer, M.D.	1/8/2025	31,930	65.72	1,312,393	4.88
	5/15/2025	31,610	67.22	1,312,393	0.98

Michael A. Smith	1/8/2025	27,370	65.72	1,124,967	4.88
	5/15/2025	27,100	67.22	1,125,146	0.98

William H. Lewis [Member]
Awards Close in Time to MNPI Disclosures
Name		William H. Lewis	William H. Lewis
Underlying Securities | share		108,380	109,490
Exercise Price | $ / shares		$ 67.22	$ 65.72
Fair Value as of Grant Date | $		$ 4,499,753	$ 4,500,280
Underlying Security Market Price Change		0.98	4.88
Sara Bonstein [Member]
Awards Close in Time to MNPI Disclosures
Name		Sara Bonstein	Sara Bonstein
Underlying Securities | share		31,610	31,930
Exercise Price | $ / shares		$ 67.22	$ 65.72
Fair Value as of Grant Date | $		$ 1,312,393	$ 1,312,393
Underlying Security Market Price Change		0.98	4.88
Roger Adsett [Member]
Awards Close in Time to MNPI Disclosures
Name		oger Adsett	oger Adsett
Underlying Securities | share		31,610	31,930
Exercise Price | $ / shares		$ 67.22	$ 65.72
Fair Value as of Grant Date | $		$ 1,312,393	$ 1,312,393
Underlying Security Market Price Change		0.98	4.88
Martina Flammer, M.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Martina Flammer, M.D.	Martina Flammer, M.D.
Underlying Securities | share		31,610	31,930
Exercise Price | $ / shares		$ 67.22	$ 65.72
Fair Value as of Grant Date | $		$ 1,312,393	$ 1,312,393
Underlying Security Market Price Change		0.98	4.88
Drayton Wise [Member]
Awards Close in Time to MNPI Disclosures
Name		Michael A. Smith	Michael A. Smith
Underlying Securities | share		27,100	27,370
Exercise Price | $ / shares		$ 67.22	$ 65.72
Fair Value as of Grant Date | $		$ 1,125,146	$ 1,124,967
Underlying Security Market Price Change		0.98	4.88